UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7920

High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: September 30

Date of reporting period: July 1, 2005–June 30, 2006

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the CAM Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

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ICA File Number: 811-07920
Reporting Period: 07/01/2005 - 06/30/2006
High Income Opportunity Fund Inc.

====================== HIGH INCOME OPPORTUNITY FUND INC. ======================

ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589108
Meeting Date: JAN 25, 2006   Meeting Type: Special
Record Date:  DEC 23, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

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ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: JAN 25, 2006   Meeting Type: Special
Record Date:  DEC 23, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

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GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AH3
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       Did Not    Management
      THE ISSUANCE OF THE GUARANTEES                      Vote

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GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AJ9
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       Did Not    Management
      THE ISSUANCE OF THE GUARANTEES                      Vote

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GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AL4
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       Did Not    Management
      THE ISSUANCE OF THE GUARANTEES                      Vote

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NTL INC

Ticker:       NTLI           Security ID:  87956T107
Meeting Date: MAR 2, 2006    Meeting Type: Special
Record Date:  JAN 12, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Amend Articles to Reclassify Each Share   For       For        Management
      of Common Stock
2     Issue Shares in Connection with an        For       For        Management
      Acquisition

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NTL INCORPORATED

Ticker:       NTLI           Security ID:  62941W101
Meeting Date: MAY 18, 2006   Meeting Type: ANNUAL
Record Date:  MAR 3, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     A vote for election of the following      FOR       FOR        Management
      nominees 1) Edwin M. Banks 2) Stephen A.
      Burch 3) Simon P. Duffy 4) Charles C.
      Gallagher
2     Ratify the appointment of Ernst & Young   FOR       FOR        Management
      LLP as the independent auditors of the
      company for the fiscal year ending
      December 31, 2006.
3     Adoption of share issuance feature of the FOR       FOR        Management
      NTL incofporated 2006 bonus scheme.
4     Approval of the NTL Incorporated 2006     FOR       FOR        Management
      stock incentive plan

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunity Fund Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer of

High Income Opportunity Fund Inc.

Date: August 30, 2006